UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end: September 30, 2010

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record.

Name of Fund:	Poplar Forest Partners Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Abbott Laboratories	4/23/2010	2/24/2010	002824-100	ABT

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1. R.J. Alpern
For			2. R.S. Austin
For			3. W.M. Daley
For			4. W.J. Farrell
For			5. H.L. Fuller
For			6. W.A. Osborn
For			7. D.A.L. Owen
For			8. R.S. Roberts
For			9. S.C. Scott III
For			10. W.D. Smithburg
For			11. G.F. Tilton
For			12. M.D. White

For	For		02. Ratification of Deloitte & Touche LLP as auditors	Issuer

Against	Against		03. Shareholder proposal - advisory vote	Shareholder

Against	Against		04. Shareholder proposal- special shareholder meetings	Shareholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Aetna Inc.	5/21/2010	3/19/2010	00817Y-108	AET

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1A. Frank M. Clark
For			1B. Betsy Z. Cohen
For			1C. Molly J. Coye, M.D.
For			1D. Roger N. Farah
For			1E. Barbara Hackman Franklin
For			1F. Jeffrey E. Garten
For			1G. Earl G. Graves
For			1H. Gerald Greenwald
For			1I. Ellen M. Hancock
For			1J. Richard J. Harrington
For			1K. Edward J. Ludwig
For			1L. Joseph P. Newhouse
For			1M. Ronald A. Williams

For	For		02. Approval of independent registered public accounting firm	Issuer

For	For		03. Approval of Aetna Inc. 2010 Stock Incentive Plan	Issuer

For	For		04. Approval of Aetna Inc. 2010 Non-Employee Director Compensation Plan	Issuer

Against	For		05. Approval of Aetna Inc. 2001 Annual Incentive Plan Performance Criteria	Issuer

Against	Against		06. Shareholder proposal on cumulative voting	Shareholder

Against	Against		07. Shareholder proposal on independent chairman	Shareholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Avery Dennison Corp.	4/22/2010	2/22/2010	053611-109	AVY

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1A. Rolf Borjesson
For			1B. Peter W. Mullin
For			1C. Patrick T. Siewert

For	For		02. Ratification of the appointment of Pricewaterhousecoopers LLP as the company's independent auditors for the current fiscal year, which ends on January 1, 2011	Issuer

For	For		03. Elimination of the supermajority voting requirements and the Interested Person Stock Repurchase Provision in the Restated Certificate of Incorporation	Issuer

For	For		04. Approval of an Amended and Restated Stock Option and Incentive Plan	Issuer

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Axis Capital Holdings Ltd.	5/6/2010	3/9/2010	G0692U-109	AXS

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1. Geoffrey Bell
For			2.Christopher V. Greetham
For			3. Maurice A. Keane
For			4. Henry B. Smith

For	For
02. To appoint Deloitte & Touche to act as the independent registered public accounting firm of Axis Capital Holdings Limited for the fiscal year ending December 31, 2010 and to authorize the Board of Directors, acting through the Audit Committee, to set the fees for the independent registered public accounting firm.
Issuer

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Bank of America Corp.	2/23/2010	1/7/2010	060505-104	BAC

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

For	For
01. A proposal to adopt an amendment to the Bank of America Corporation Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 10 billion to 11.3 billion
Issuer

For	For
02. A proposal to approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are not sufficient votes at the time of the special meeting to approve the proposal set forth in Item 1.
Issuer

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Bank of America Corp.	4/28/2010	3/3/2010	060505-104	BAC

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1A. Susan S. Bies
For			1B. William P. Boardman
For			1C. Frank P. Bramble, Sr.
For			1D. Virgis W. Colbert
For			1E. Charles K. Gifford
For			1F. Charles O. Holliday, Jr.
For			1G. D. Paul Jones, Jr.
For			1H. Monica C. Lozano
For			1I. Thomas J. May
For			1J. Brian T. Moynihan
For			1K. Donald E. Powell
For			1L. Charles O. Rossotti
For			1M. Robert W. Scully

For	For		02. A proposal to ratify the registered independent public accounting firm for 2010	Issuer

For	For
03. A proposal to adopt an amendment to the Bank of America Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 11.3 billion to 12.8 billion.
Issuer

Against	For		04. An advisory (non-binding) vote approving executive compensation	Issuer

For	For		05. A proposal to approve an amendment to the 2003 Key Associate Stock Plan	Issuer

Against	Against		06. Stockholder proposal- disclosure of government employment	Stockholder

Against	Against		07. Stockholder proposal - non-deductible pay	Stockholder

Against	Against		08. Stockholder proposal-special stockholder meetings	Stockholder

For	Against		09. Stockholder proposal- advisory vote on executive compensation	Stockholder

Against	Against		10. Stockholder proposal- succession planning	Stockholder

Against	Against		11. Stockholder proposal - derivatives trading	Stockholder

Against	Against		12. Stockholder proposal-recoup incentive compensation	Stockholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Baxter International Inc.	5/4/2010	3/8/2010	071813109	BAX

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
Abstain			1A. Blake E. Devitt
Abstain			1B. John D. Forsyth
Abstain			1C. Gail D. Fosler
Abstain			1D. Carole J. Shapazian

Abstain	For		02. Ratification of independent registered public accounting firm	Issuer

Abstain	Against		03. Shareholder proposal relating to Simple Majority Voting	Shareholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Bristol-Myers Squibb Co.	5/4/2010	3/11/2010	110122-108	BMY

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1A. L. Andreotti
For			1B. L.B. Campbell
For			1C. J.M. Cornelius
For			1D. L.J. Freeh
For			1E. L.H. Glimcher, M.D.
For			1F. M. Grobstein
For			1G. L. Johansson
For			1H. A.J. Lacy
For			1I. V.L. Sato, Ph.D
For			1J. T.D. West, Jr.
For			1K. R.S. Williams, M.D.

For	For		02. Ratification of the appointment of independent registered public accounting firm	Issuer

For	For		03. Approval of Amendment to Certificate of Incorporation-Special Stockholder Meetings	Issuer

Against	For		04. Approval of Amendment to Certificate of Incorporation-Supermajority Voting Provision-Common Stock	Issuer

For	For		05. Approval of Amendment to Certificate of Incorporation-Supermajority Voting Provisions-Preferred Stock	Issuer

Against	Against		06. Executive Compensation Disclosure	Shareholder

Against	Against		07. Shareholder action by written consent	Shareholder

Against	Against		08. Report on animal use	Shareholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Carnival Corp.	4/13/2010	2/12/2010	143658-300	CCL

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		Directors: Carnival Corp. & Carnival PLC	Issuer
For			1. Micky Arison
For			2. Sir Jonathon Band
For			3. Robert H. Dickinson
For			4. Arnold W. Donald
For			5. Pier Luigi Foschi
For			6. Howard S. Frank
For			7. Richard J. Glasier
For			8. Modesto A Maidique
For			9. Sir John Parker
For			10. Peter G. Ratcliffe
For			11. Stuart Subotnick
For			12. Laura Weil
For			13. Randall J. Weisenburger
For			14. Uzi Zucker

For	For
15. To re-appoint the UK firm of Pricewaterhousecoopers LLP as independent auditors for Carnival PLC and to ratify the selection of the U.S. firm of Pricewaterhousecoopers LLP as the independent registered certified public accounting firm for Carnival Corporation
Issuer

For	For		16. To authorize the Audit Committee of Carnival PLC to agree [to] the remuneration of the independent auditors of Carnival PLC	Issuer

For	For		17. To receive the UK accounts and reports of the directors and auditors of Carnival PLC for the year ended November 30, 2009 (in accordance with legal requirements applicable to UK companies)	Issuer

For	For		18. To approve the directors' remuneration report of Carnival PLC for the year ended November 30, 2009 (in accordance with legal requirements applicable to UK companies)	Issuer

For	For		19. To approve the giving of authority for the allotment of new shares by Carnival PLC (in accordance with customary practice for UK companies)	Issuer

For	For		20. To approve the disapplication of preemption rights in relation to the allotment of new shares by Carnival PLC (in accordance with customary practice for UK companies)	Issuer

For	For
21. To approve a general authority for Carnival PLC to buy back Carnival PLC ordinary shares in the open market (in accordance with legal requirements applicable to UK companies desiring to implement share buy back programs)
Issuer

Against	Against		22. To consider a shareholder proposal	Shareholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Citigroup Inc.	4/20/2010	2/25/2010	172967-101	C

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1A. Alain J.P. Belda
For			1B. Timothy C. Collins
For			1C. Jerry A. Grundhofer
For			1D. Robert L. Joss
For			1E. Andrew N. Liveris
For			1F. Michael E. O'Neill
For			1G. Vikram S. Pandit
For			1H. Richard D. Parsons
For			1I. Lawrence R. Ricciardi
For			1J. Judith Rodin
For			1K. Robert L. Ryan
For			1L. Anthony M. Santomero
For			1M. Diana L. Taylor
For			1N. William S. Thompson, Jr.
For			1O. Ernesto Zedillo

For	For		02. Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2010.	Issuer

For	For		03. Proposal to approve amendments to the Citigroup 2009 Stock Incentive Plan	Issuer

For	For		04. Proposal to approve the TARP repayment shares	Issuer

For	For		05. Proposal to approve Citi's 2009 executive compensation	Issuer

For	For		06. Proposal to ratify the Tax Benefits Preservation Plan.	Issuer

For	For		07. Proposal to approve the reverse stock split extension	Issuer

Against	Against		08. Stockholder proposal regarding political non-partisanship	Stockholder

Against	Against		09. Stockholder proposal requesting a report on political contributions	Stockholder

Against	Against		10. Stockholder proposal requesting a report on collateral for over-the-counter derivatives trades	Stockholder

Against	Against		11. Stockholder proposal requesting that stockholders holding 10% or above have the right to call special stockholder meetings	Stockholder

Against	Against		12. Stockholder proposal requesting that executive officers retain 75% of the shares acquired through compensation plans for two years following termination of employment	Stockholder

Against	Against		13. Stockholder proposal requesting reimbursement of expenses incurred by a stockholder in a contested election of directors	Stockholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Dine Equity Inc.	5/18/2010	4/6/2010	254423-106	DIN

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1. Howard M. Berk
For			2. Daniel J. Brestle
For			3. Caroline W. Nahas
For			4. Gilbert T. Ray

For	For		02. Proposal to ratify the apppointment of Ernst & Young LLP as the independent accountants of the company.	Issuer

Company Name	Meeting Date	Record Date	CUSIP	Ticker
General Electric Co.	4/28/2010	3/1/2010	369604-103	GE

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		A. Directors	Issuer
For			1. W. Geoffrey Beattie
For			2. James I. Cash, Jr.
For			3. William M. Castell
For			4. Ann M. Fudge
For			5. Susan Hockfield
For			6. Jeffrey R. Immelt
For			7. Andrea Jung
For			8. Alan G. (A.G.) Lafley
For			9. Robert W. Lane
For			10. Ralph S. Larsen
For			11. Rochelle B. Lazarus
For			12. James J. Mulva
For			13. Sam Nunn
For			14. Roger S. Penske
For			15. Robert J.Swieringa
For			16. Douglas A. Warner III

For	For		B1. Ratification of KPMG	Issuer

Against	Against		C1. Shareowner proposal: cumulative voting	Shareowner

Against	Against		C2. Shareowner proposal: special shareowner meetings	Shareowner

Against	Against		C3. Shareowner proposal: independent board chairman	Shareowner

Against	Against		C4. Shareowner proposal: pay disparity	Shareowner

Against	Against		C5. Shareowner proposal: key board committees	Shareowner

Against	Against		C6. Shareowner proposal: advisory vote on executive compensation	Shareowner

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Int'l Business Machines Corp.	4/27/2010	2/26/2010	459200-101	IBM

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1A. A.J.P. Belda
For			1B. C. Black
For			1C. W.R. Brody
For			1D. K.I. Chenault
For			1E. M.L. Eskew
For			1F. S.A. Jackson
For			1G. A. N. Liveris
For			1H. W. J. McNerney, Jr.
For			1I. T. Nishimuro
For			1J. J.W. Owens
For			1K. S. J. Palmisano
For			1L. J.E. Spero
For			1M. S. Taurel
For			1N. L.H. Zambrano

For	For		02. Ratification of appointment of independent registered public accounting firm	Issuer

Against	Against		03. Stockholder proposal on executive compensation annual incentive payout	Stockholder

Against	Against		04. Stockholder proposal on cumulative voting	Stockholder

Against	Against		05. Stockholder proposal on new threshold for calling special meetings	Stockholder

Against	Against		06. Stockholder proposal on advisory vote on executive compensation	Stockholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Kraft Foods Inc.	5/18/2010	3/11/2010	50075N-104	KFT

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		1. Directors	Issuer
For			1A. Ajaypal S. Banga
For			1B. Myra M. Hart
For			1C. Lois D. Juliber
For			1D. Mark D. Ketchum
For			1E. Richard A. Lerner, M.D.
For			1F. Mackey J. McDonald
For			1G. John C. Pope
For			1H. Fredric G. Reynolds
For			1I. Irene B. Rosenfeld
For			1J. J.F. Van Boxmeer
For			1K. Deborah C. Wright
For			1L. Frank G. Zarb

For	For		2. Ratification of the selection of Pricewaterhousecoopers LLP as our independent auditors for the fiscal year ending December 31, 2010.	Issuer

Against	Against		3. Shareholder proposal regarding shareholder action by written consent	Shareholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Leggett & Platt, Inc.	5/13/2010	3/5/2010	524660-107	LEG

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1A. Robert E. Brunner
For			1B. Ralph W. Clark
For			1C. R. Ted Enloe, III
For			1D. Richard T. Fisher
For			1E. Matthew C. Flanigan
For			1F. Karl G. Glassman
For			1G. Ray A. Griffith
For			1H. David S. Haffner
For			1I. Joseph W. McClanathan
For			1J. Judy C. Odom
For			1K. Maurice E. Purnell, Jr.
For			1L. Phoebe A. Wood

For	For		02. Ratification of selection of Pricewaterhousecoopers LLP as the public accounting firm for the year December 31, 2010.	Issuer

For	For		03. Approval of the amendment and restatement of the company's flexible stock plan	Issuer

Against	Against		04. A shareholder proposal requesting addition of sexual orientation and gender identity to written non-discrimination policy.	Shareholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Lincoln Nat'l Corp.	5/27/2010	3/22/2010	534187-109	LNC

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		1. Directors	Issuer
For			1. William J. Avery
For			2. William H. Cunningham
For			3. William Porter Payne
For			4. Patrick S. Pittard

For	For		2.To ratify Ernst & Young LLP as our independent public accounting firm for 2010.	Issuer

For	For		3. To approve an amendment to our Amended and Restated Articles of Incorporation to provide for election of directors by majority vote	Issuer

Against	For		4. Vote to approve an advisory proposal on the compensation of executives as disclosed in the proxy statement	Issuer

Company Name	Meeting Date	Record Date	CUSIP	Ticker
The McGraw-Hill Companies, Inc.	4/28/2010	3/8/2010	580645-109	MHP

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		1. Directors	Issuer
For			1A. Pedro Aspe
For			1B. Robert P. McGraw
For			1C. Hilda Ochoa-Brillembourg
For			1D. Edward B. Rust, Jr.

For	For		2A. Vote to amend the Restated Certificate of Incorporation to declassify the Board of Directors	Issuer

For	For		2B. Vote to amend the Restated Certificate of Incorporation to eliminate related supermajority voting provisions	Issuer

For	For		3A. Vote to amend the Restated Certificate of Incorporation to eliminate supermajority voting for merger or consolidation	Issuer

For	For
3B. Vote to amend the Restated Certificate of Incorporation to eliminate supermajority voting for sale, lease, exchange or other disposition of all or substantially all of the company's assets outside the ordinary course of business.
Issuer

For	For		3C. Vote to amend the Restated Certificate of Incorporation to eliminate supermajority voting for plan for the exchange of shares	Issuer

For	For		3D. Vote to amend the Restated Certificate of Incorporation to eliminate supermajority voting for authorization of dissolution	Issuer

For	For		4. Vote to amend the Restated Certificate of Incorporation to eliminate the "fair price" provision	Issuer

For	For		5. Vote to approve the Amended and Restated 2002 Stock Incentive Plan	Issuer

For	For		6. Vote to ratify Ernst & Young LLP as our independent registered public accounting firm for 2010	Issuer

Against	Against		7. Shareholder proposal requesting special shareholder meetings	Shareholder

Against	Against		8. Shareholder proposal requesting shareholder action by written consent	Shareholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Omnicom Group Inc.	5/25/2010	4/5/2010	681919-106	OMC

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1. John D. Wren
For			2. Bruce Crawford
For			3. Alan R. Batkin
For			4. Robert Charles Clark
For			5. Leonard S. Coleman, Jr.
For			6. Errol M. Cook
For			7. Susan S. Denison
For			8. Michael A. Henning
For			9. John R. Murphy
For			10.John R. Purcell
For			11. Linda Johnson Rice
For			12. Gary L. Roubos

For	For		02. Ratification of the appointment of KPMG LLP as our independent auditors for the 2010 fiscal year.	Issuer

Against	For		03. Company proposal to approve the amendment to the Omnicom Group Inc. 2007 Incentive Award Plan to authorize additional shares for issuance	Issuer

For	For
04. Company proposal to approve the amendment to our by-laws to change the voting standard for the election of directors in uncontested elections from a plurality standard to a majority standard.  The Board of Directors unanimously recommends a vote "against" the proposals 5,6 and 7.
Issuer

For	Against		05. Shareholder proposal regarding reimbursement of expenses incurred by a shareholder in a contested election of directors.	Shareholder

For	Against		06. Shareholder proposal regarding death benefit payments	Shareholder

Against	Against		07. Shareholder proposal regarding supermajority vote provisions	Shareholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Pfizer Inc.	4/22/2010	2/23/2010	717081-103	PFE

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		Directors	Issuer
For			1A. Dennis A. Ausiello
For			1B. Michael S. Brown
For			1C. M. Anthony Burns
For			1D. Robert N. Burt
For			1E. W. Don Cornwell
For			1F. Frances D. Fergusson
For			1G. William H. Gray III
For			1H. Constance J. Horner
For			1I. James M. Kilts
For			1J. Jeffrey B. Kindler
For			1K. George A. Lorch
For			1L. John P. Mascotte
For			1M. Suzanne Nora Johnson
For			1N. Stephen W. Sanger
For			1O. William C. Steere, Jr.

For	For		02. Proposal to ratify the selection of KPMG LLP as independent registered public accounting firm for 2010	Issuer

For	For		03. Advisory vote on executive compensation	Issuer

For	For		04. Approval of by-law amendment to reduce the percentage of shares required for shareholders to call special meetings	Issuer

Against	Against		05. Shareholder proposal regarding stock options	Shareholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Robert Half International Inc.	5/6/2010	3/11/2010	770323-103	RHI

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01.Directors	Issuer
For			1. Andrew S. Berwick. Jr.
For			2. Edward W. Gibbons
For			3. Harold M. Messmer, Jr.
For			4. Barbara J. Novogradac
For			5. Robert J. Pace
For			6. Frederick A. Richman
For			7. J. Stephen Schaub
For			8. M. Keith Waddell

For	For		02. Ratification of appointment of auditor	Issuer

For	For		03. Proposal regarding Annual Performance Bonus Plan	Issuer

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Ross Stores, Inc.	5/19/2010	3/26/2010	778296-103	ROST

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1. Michael J. Bush
For			2. Norman A. Ferber
For			3. Gregory L. Quesnel

For	For		02. To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal year ending January 29, 2011.	Issuer

Company Name	Meeting Date	Record Date	CUSIP	Ticker
RR Donnelley & Sons Co.	5/20/2010	4/1/2010	257867-101	RRD

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1A. Thomas J. Quinlan, III
For			1B. Stephen M. Wolf
For			1C. Lee A. Chaden
For			1D. Judith H. Hamilton
For			1E. Susan M. Ivey
For			1F. Thomas S. Johnson
For			1G. John C. Pope
For			1H. Michael T. Riordan
For			1I. Oliver R. Sockwell

For	For		02. Ratification of the company's auditors	Issuer

Against	Against		03. Stockholder proposal with respect to a sustainable paper purchasing policy	Stockholder

Against	Against		04. Stockholder proposal with respect to limits on change in control payments	Stockholder

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Sunoco, Inc.	5/6/2010	2/17/2010	86764P-109	SUN

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		1. Directors	Issuer
For			1. G.W. Edwards
For			2. L.L. Elsenhans
For			3. U.O. Fairbairn
For			4. R.B. Greco
For			5. J.P. Jones, III
For			6. J.G. Kaiser
For			7. J.W. Rowe
For			8. J.K. Wulff

Against	For		2. Approval of the Sunoco, Inc. Senior Executive Incentive Plan	Issuer

For	For		3. Approval of the Sunoco, Inc. Long-term Performance Enhancement Plan III	Issuer

For	For		4. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2010.	Issuer

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Supervalu Inc.	6/24/2010	4/27/2010	868536-103	SVU

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1A. Donald R. Chappel
For			1B. Irwin S. Cohen
For			1C. Ronald E. Daly
For			1D. Susan E. Engel
For			1E. Craig R. Herkert
For			1F. Charles M. Lillis
For			1G. Steven S. Rogers
For			1H. Matthew E. Rubel
For			1I. Wayne C. Sales
For			1J. Kathi P. Seifert

For	For		02. Ratification of appointment of KPMG LLP as independent registered public accountants	Issuer

For	For		03. To consider and vote on a management proposal to conduct a triennial advisory vote on executive compensation as described in the attached proxy statement	Issuer

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Texas Instruments Inc.	4/15/2010	2/16/2010	882508-104	TXN

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1A. R.W. Babb, Jr.
For			1B. D.L. Boren
For			1C. D.A. Carp
For			1D. C.S. Cox
For			1E. D.R. Goode
For			1F. S.P. MacMillan
For			1G. P.H. Patsley
For			1H. W.R. Sanders
For			1I. R.J. Simmons
For			1J. R.K. Templeton
For			1K. C.T. Whitman

For	For		02. Board proposal to ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for 2010	Issuer

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Time Warner Cable Inc.	5/24/2010	3/29/2010	88732J-207	TWC

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1A. Carole Black
For			1B. Glenn A. Britt
For			1C. Thomas H. Castro
For			1D. David C. Chang
For			1E. James E. Copeland, Jr.
For			1F. Peter R. Haje
For			1G. Donna A. James
For			1H. Don Logan
For			1I. N.J. Nicholas, Jr.
For			1J. Wayne H. Pace
For			1K. Edward D. Shirley
For			1L. John E. Sununu

For	For		02. Ratification of auditors	Issuer

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Tyco Electronics Ltd.	3/10/2010	1/21/2010	H8912P-106	TEL

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		1. Directors	Issuer
For			1A. Pierre R. Brondeau
For			1B. Ram Charan
For			1C. Juergen W. Gromer
For			1D. Robert M. Hernandez
For			1E. Thomas J. Lynch
For			1F. Daniel J. Phelan
For			1G. Frederic M. Poses
For			1H. Lawrence S. Smith
For			1I. Paula A. Sneed
For			1J. David P. Steiner
For			1K. John C. Van Scoter

For	For
2A. To approve the 2009 Annual Report of Tyco Electronics Ltd. (excluding the statutory financial statements for the period ended September 25, 2009 and the consolidated financial statements for the fiscal year ended September 25, 2009)
Issuer

For	For		2B. To approve the statutory financial statements of Tyco Electronics Ltd. for the period ended September 25, 2009	Issuer

For	For		2C. To approve the consolidated financial statements of Tyco Electronics Ltd. For the fiscal year ended September 25, 2009	Issuer

For	For
3. To approve the equivalent of a dividend payment in the form of a distribution to shareholders through a reduction of the par value of Tyco Electronics shares, such payment to be made in four equal quarterly installments on or before March 25, 2011 (the end of the second fiscal quarter of 2011)
Issuer

For	For		4. To release the members of the Board of Directors and executive officers of Tyco Electronics for activities during fiscal year 2009	Issuer

For	For		5. To approve an increase in the number of shares available for awards under the Tyco Electronics Ltd. 2007 Stock and Incentive Plan	Issuer

For	For		6A. To elect Deloitte & Touche LLP as Tyco Electronics' independent registered public accounting firm for fiscal year 2010	Issuer

For	For		6B. To elect Deloitte AG, Zurich, Switzerland, as Tyco Electronics' Swiss registered auditor until the next annual general meeting of Tyco Electronics	Issuer

For	For		6C. To elect Pricewaterhousecoopers AG, Zurich, Switzerland, as Tyco Electronics' special auditor until the next annual general meeting of Tyco Electronics	Issuer

For	For		7. To approve any adjournments or postponements of the annual general meeting	Issuer

Company Name	Meeting Date	Record Date	CUSIP	Ticker
Weight Watchers Int'l, Inc.	5/11/2010	3/30/2010	948626-106	WTW

Vote	MRV		Proposal	Proposed by Issuer or Security Holder

	For		01. Directors	Issuer
For			1. Philippe J. Amouyal
For			2. David P. Kirchhoff
For			3. Kimberly Roy Tofalli

For	For		02. To ratify the selection of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the fiscal year ending January 1, 2011	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)    /s/ Douglas G. Hess
    Douglas G. Hess, President
   (Principal Executive Officer)

Date    7/27/2010